UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21655

                           A T Funds Investment Trust
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                               Alexander L. Popof
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648

                     Date of fiscal year end: March 31, 2006

             Date of reporting period: July 1, 2005 - June 30, 2006

A T Funds Investment Trust Proxy Voting from July 1, 2005 through June 30, 2006

                                                                                           Whether the   How the     Vote Cast
                                    Meeting                                       Proposed   Fund Cast   Fund Cast   For/Against
 Security          Ticker  CUSIP     Date           Proposal Descriptio n            by      Its Vote     Its Vote    Management
 --------          ------  -----     ----           --------------------             --      --------     --------    ----------
New Ellington       N/A     N/A     03/17/06     Removing the restriction related   Issuer     No           N/A         N/A
Credit Partners LP                               to the investment concentration
                                                 in certain subordinate securities.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Funds Investment Trust


By:      /s/ Mark G. Torline
         ___________________________
             Mark G. Torline, Chief Executive Officer

Date:    8/28/06
         __________________________